SHORT-TERM AND LONG-TERM DEBT (Interest rate information) (Details)	Jun. 30, 2021 Rate	Dec. 31, 2020 Rate
Debt Disclosure [Abstract]
Weighted average interest rate	2.85%	2.91%
US Dollar London Interbank Offered Rate ("LIBOR"), 3-Month, closing rate	0.15%	0.24%
Norwegian Interbank Offered Rate ("NIBOR"), 3-Month, closing rate	0.20%	0.49%